FAIR VALUE MEASUREMENTS - Public warrants (Details)	Jun. 30, 2026 Y $ / shares	Dec. 31, 2025 USD ($) $ / shares Y	Nov. 30, 2025 $ / shares	Sep. 05, 2025 USD ($) $ / shares Y	Dec. 31, 2024 USD ($)
FAIR VALUE MEASUREMENTS
Warrant liability | $		$ 1,067,000			$ 10,000
Share price
FAIR VALUE MEASUREMENTS
Warrants, measurement input	1.65	1.28	0.95
Expected volatility
FAIR VALUE MEASUREMENTS
Warrants, measurement input	120	135	1.18
Expected term (years)
FAIR VALUE MEASUREMENTS
Warrants, measurement input | Y	2.4	2.9
Risk-free interest rate
FAIR VALUE MEASUREMENTS
Warrants, measurement input	4.06	3.49	0.03
Spring Valley Acquisition III | Public Warrants
FAIR VALUE MEASUREMENTS
Warrant liability | $				$ 1,855,333
Fair value per warrant				$ 0.24
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]				us-gaap:MonteCarloModelMember
Spring Valley Acquisition III | Public Warrants | Share price
FAIR VALUE MEASUREMENTS
Warrants, measurement input				9.92
Spring Valley Acquisition III | Public Warrants | Exercise price
FAIR VALUE MEASUREMENTS
Warrants, measurement input				11.5
Spring Valley Acquisition III | Public Warrants | Expected volatility
FAIR VALUE MEASUREMENTS
Warrants, measurement input				0.04
Spring Valley Acquisition III | Public Warrants | Expected term (years)
FAIR VALUE MEASUREMENTS
Warrants, measurement input | Y				7.01
Spring Valley Acquisition III | Public Warrants | Risk-free interest rate
FAIR VALUE MEASUREMENTS
Warrants, measurement input				0.0373
Spring Valley Acquisition III | Public Warrants | Black-Scholes value
FAIR VALUE MEASUREMENTS
Warrants, measurement input				1.14
Spring Valley Acquisition III | Public Warrants | Pre-adjusted value per share
FAIR VALUE MEASUREMENTS
Warrants, measurement input				1.14
Spring Valley Acquisition III | Public Warrants | Implied market value adjustment
FAIR VALUE MEASUREMENTS
Warrants, measurement input				0.212